Provisions and Contingent Provisions (Details) - Schedule of provisions composition - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provisions Composition [Abstract]
Provisions for personnel salaries and expenses	$ 99,424	$ 109,001
Provisions for lawsuits and litigations	5,533	3,035
Provision for loyalty programmes	38	38
Provision for operational risks	5,149	1,578
Provision for other contingencies	63,232	52,205
Provisions for mandatory dividends	237,683	252,740
Provision for interest of perpetual bonds	4,966	4,995
Provisions for contingent loan	44,997	40,357
Total	$ 461,022	$ 463,949